SECURITIES - Unrealized losses and fair value of investments with unrealized losses not deemed to be other-than-temporarily impaired, aggregated by investment class and length of time (Details 1) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Available For Sale Securities Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	$ 83,579	$ 85,009
Available-for-sale securities, less than 12 months, unrealized losses	344	219
Available-for-sale securities, 12 months or greater, fair value
Available-for-sale securities, 12 months or greater, unrealized losses
Available-for-sale securities, fair value, total	83,579	85,009
Available-for-sale securities, unrealized losses, total	344	219
U.S. Government agencies
Schedule Of Available For Sale Securities Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	68,979	15,063
Available-for-sale securities, less than 12 months, unrealized losses	280	6
Available-for-sale securities, 12 months or greater, fair value
Available-for-sale securities, 12 months or greater, unrealized losses
Available-for-sale securities, fair value, total	68,979	15,063
Available-for-sale securities, unrealized losses, total	280	6
U.S. Government sponsored agency mortgage backed securities
Schedule Of Available For Sale Securities Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	12,881	40,792
Available-for-sale securities, less than 12 months, unrealized losses	55	145
Available-for-sale securities, 12 months or greater, fair value
Available-for-sale securities, 12 months or greater, unrealized losses
Available-for-sale securities, fair value, total	12,881	40,792
Available-for-sale securities, unrealized losses, total	55	145
Corporate bonds
Schedule Of Available For Sale Securities Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	1,719
Available-for-sale securities, less than 12 months, unrealized losses	9
Available-for-sale securities, 12 months or greater, fair value
Available-for-sale securities, 12 months or greater, unrealized losses
Available-for-sale securities, fair value, total	1,719
Available-for-sale securities, unrealized losses, total	9
Other Securities
Schedule Of Available For Sale Securities Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value		29,154
Available-for-sale securities, less than 12 months, unrealized losses		68
Available-for-sale securities, 12 months or greater, fair value
Available-for-sale securities, 12 months or greater, unrealized losses
Available-for-sale securities, fair value, total		29,154
Available-for-sale securities, unrealized losses, total		$ 68